Investment Securities [Text Block]	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Investment Securities [Text Block]
3.	INVESTMENT SECURITIES

The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale debt securities, Held-to-maturity debt securities, and Marketable equity securities included in Available-for-salesecurities at March 31, 2018, and Available-for-sale debt securities and Held-to-maturity debt securities at March 31, 2019:

At March 31, 2018:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥24,272,345	¥299,402	¥3,843		¥24,567,904
Japanese prefectural and municipal bonds	1,532,143	7,808	2,520		1,537,431
Foreign government and official institution bonds	2,207,662	8,938	44,908		2,171,692
Corporate bonds	1,104,799	15,589	1,028		1,119,360
Residential mortgage-backed securities	1,632,346	752	15,563		1,617,535
Commercial mortgage-backed securities	95,383	473	620		95,236
Asset-backed securities	1,546,989	12,775	1,415		1,558,349
Other debt securities(1)	165,002	3,635	3,030		165,607

Total	¥32,556,669	¥349,372	¥72,927		¥32,833,114

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,807	¥40,212	¥—		¥1,141,019
Foreign government and official institution bonds	59,330	383	103		59,610
Residential mortgage-backed securities	885,965	1,660	14,726	(2)	872,899
Commercial mortgage-backed securities	171,647	4,107	1,018	(2)	174,736
Asset-backed securities	1,365,192	8,438	1,222		1,372,408

Total	¥3,582,941	¥54,800	¥17,069		¥3,620,672

Equity securities:
Marketable equity securities	¥2,789,392	¥3,925,680	¥43,488		¥6,671,584

Total	¥2,789,392	¥3,925,680	¥43,488		¥6,671,584

Notes:

(1)	Other debt securities in the table above include ¥152,374 million of private placement debt conduit bonds.
(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥3,457 million and ¥5,932 million, respectively, at March 31, 2018 and are not included in the table above.

At March 31, 2019:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
	(in millions)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥23,748,558	¥330,115	¥977		¥24,077,696
Japanese prefectural and municipal bonds	2,203,978	22,593	5		2,226,566
Foreign government and official institution bonds	2,648,874	18,099	25,554		2,641,419
Corporate bonds	1,117,302	14,251	822		1,130,731
Residential mortgage-backed securities	1,635,220	1,469	21,338		1,615,351
Commercial mortgage-backed securities	132,996	310	2,351		130,955
Asset-backed securities	1,494,629	10,846	2,553		1,502,922
Other debt securities(1)	192,930	2,851	2,918		192,863

Total	¥33,174,487	¥400,534	¥56,518		¥33,518,503

Held-to-maturity debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,701	¥41,619	¥—		¥1,142,320
Foreign government and official institution bonds	138,731	193	212		138,712
Residential mortgage-backed securities	910,990	1,209	21,202	(2)	890,997
Commercial mortgage-backed securities	160,267	1,903	2,032	(2)	160,138
Asset-backed securities	2,131,212	1,415	11,847		2,120,780

Total	¥4,441,901	¥46,339	¥35,293		¥4,452,947

Notes:

(1)	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.
(2)	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥10,591 million and ¥4,667 million, respectively, at March 31, 2019 and are not included in the table above.

Contractual Maturities

The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at March 31, 2019 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥74,173	¥74,059	¥12,539,746
Due from one year to five years	332,491	341,814	10,847,990
Due from five years to ten years	1,405,140	1,434,699	5,316,284
Due after ten years	2,630,097	2,602,375	4,814,483

Total	¥4,441,901	¥4,452,947	¥33,518,503

Realized Gains and Losses and Transfers of Investment Securities

For the fiscal years ended March 31, 2017 and 2018, gross realized gains on sales of Available-for-sale debt securities and marketable equity securities were ¥367,548 million and ¥330,508 million, respectively, and gross realized losses on sales of Available-for-sale debt securities and marketable equity securities were ¥63,031 million and ¥49,290 million, respectively.

For the fiscal year ended March 31, 2019, gross realized gains on sales of Available-for-sale debt securities were ¥45,244 million and gross realized losses on sales of Available-for-sale debt securities were ¥16,541 million.

For the fiscal year ended March 31, 2017, the MUFG Group transferred certain securities which had a carrying value of ¥14,142 million from Held-to-maturity securities to Available-for-sale securities in response to the Volcker Rule of the Dodd-Frank Act. These securities were sold and the MUFG Group recorded a profit of ¥669 million for the fiscal year ended March 31, 2017. The transfer was in accordance with the circumstances consistent with a Held-to-maturity classification, therefore, management has determined the transfer out of Held-to-maturity is consistent with the original designation and does not taint the remaining portfolio.

Other-than-temporary Impairments of Investment Securities

For the fiscal years ended March 31, 2017 and 2018, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥33,823 million and ¥8,196 million, respectively, which were included in Investment securities gains (losses)—net in the accompanying consolidated statements of income. The losses of ¥33,823 million for the fiscal year ended March 31, 2017 included losses of ¥32,038 million from marketable equity securities, ¥741 million from Available-for-sale debt securities which mainly comprised of corporate bonds, and ¥1,044 million from nonmarketable equity securities. The losses of ¥8,196 million for the fiscal year ended March 31, 2018 included losses of ¥6,660 million from marketable equity securities, ¥114 million from Available-for-sale debt securities which mainly comprised of corporate bonds, and ¥1,422 million from nonmarketable equity securities.

For the fiscal year ended March 31, 2019, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥606 million, which were included in Investment securities gains (losses)—net in the accompanying consolidated statements of income. The losses of ¥606 million for the fiscal year ended March 31, 2019 was recorded substantially from Available-for-sale debt securities which mainly comprised of corporate bonds. Impairment of marketable equity securities is eliminated according to new guidance on recognition and measurement of financial assets and financial liabilities. The Available-for-sale securities (AFS category) is eliminated for equity securities and, therefore, OTTI review is not required for those securities.

Gross Unrealized Losses and Fair Value

The following tables show the gross unrealized losses and fair value of Available-for-sale debt securities, Held-to-maturity debt securities and Equity securities at March 31, 2018, and Available-for-sale debt securities, Held-to-maturity debt securities at March 31, 2019, by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2018:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,767,893	¥2,701	¥187,000	¥1,142	¥4,954,893	¥3,843	140
Japanese prefectural and municipal bonds	400,705	453	353,047	2,067	753,752	2,520	193
Foreign government and official institution bonds	846,818	16,955	818,937	27,953	1,665,755	44,908	157
Corporate bonds	312,993	856	74,717	172	387,710	1,028	150
Residential mortgage-backed securities	438,545	2,644	623,285	12,919	1,061,830	15,563	503
Commercial mortgage-backed securities	50,898	386	9,067	234	59,965	620	60
Asset-backed securities	144,073	1,403	5,345	12	149,418	1,415	29
Other debt securities	12,341	367	56,117	2,663	68,458	3,030	23

Total	¥6,974,266	¥25,765	¥2,127,515	¥47,162	¥9,101,781	¥72,927	1,255

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥55,837	¥103	¥—	¥—	¥55,837	¥103	10
Residential mortgage-backed securities	299,286	3,487	451,968	11,239	751,254	14,726	332
Commercial mortgage-backed securities	2,150	2	169,065	1,016	171,215	1,018	32
Asset-backed securities	275,814	1,222	—	—	275,814	1,222	11

Total	¥633,087	¥4,814	¥621,033	¥12,255	¥1,254,120	¥17,069	385

Equity securities:
Marketable equity securities	¥448,489	¥43,482	¥28	¥6	¥448,517	¥43,488	116

Total	¥448,489	¥43,482	¥28	¥6	¥448,517	¥43,488	116

	Less than 12 months		12 months or more		Total
At March 31, 2019:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale debt securities:
Japanese national government and Japanese government agency bonds	¥4,149,302	¥976	¥5,599	¥1	¥4,154,901	¥977	39
Japanese prefectural and municipal bonds	12,772	5	—	—	12,772	5	4
Foreign government and official institution bonds	397,718	1,125	1,160,671	24,429	1,558,389	25,554	179
Corporate bonds	163,615	776	79,758	46	243,373	822	92
Residential mortgage-backed securities	316,942	1,757	648,353	19,581	965,295	21,338	536
Commercial mortgage-backed securities	42,126	678	57,167	1,673	99,293	2,351	104
Asset-backed securities	164,738	2,553	—	—	164,738	2,553	87
Other debt securities	77,660	549	37,027	2,369	114,687	2,918	38

Total	¥5,324,873	¥8,419	¥1,988,575	¥48,099	¥7,313,448	¥56,518	1,079

Held-to-maturity debt securities:
Foreign government and official institution bonds	¥—	¥—	¥55,084	¥212	¥55,084	¥212	10
Residential mortgage-backed securities	74,180	1,199	798,165	20,003	872,345	21,202	457
Commercial mortgage-backed securities	3,154	37	155,011	1,995	158,165	2,032	32
Asset-backed securities	1,423,048	10,196	241,233	1,651	1,664,281	11,847	102

Total	¥1,500,382	¥11,432	¥1,249,493	¥23,861	¥2,749,875	¥35,293	601

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.

Corporate bonds

As of March 31, 2019, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each fiscal year represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold.

	2017	2018	2019
	(in millions)
Balance at beginning of fiscal year	¥6,691	¥4,125	¥3,499

Additions:
Initial credit impairments	645	111	555
Subsequent credit impairments	96	3	51

Reductions:
Securities sold or matured	(3,307)	(740)	(2,344)

Balance at end of fiscal year	¥4,125	¥3,499	¥1,761

The cumulative declines in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at March 31, 2018 and 2019 were ¥2,992 million and ¥1,069 million, respectively. Of which, the credit loss components recognized in earnings were ¥3,499 million and ¥1,761 million, and the remaining amounts related to all other factors recognized in Accumulated OCI before taxes were ¥507 million and ¥692 million at March 31, 2018 and 2019, respectively.

Residential mortgage-backed securities

As of March 31, 2019, unrealized losses on these securities were primarily driven by securities guaranteed by a U.S. government agency or a government-sponsored agency which are collateralized by residential mortgage loans. Unrealized losses mainly resulted from changes in interest rates and not from changes in credit quality. The MUFG Group analyzed that no OTTI was identified on such securities as of March 31, 2019 and no impairment loss has been recorded because the strength of the issuers’ guarantees through direct obligations or support from the U.S. government is expected to be sufficient to recover the entire amortized cost basis of these securities.

Asset-backed securities

As of March 31, 2019, unrealized losses on these securities were primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the OTTI and confirms the intent and ability to hold these securities until recovery. Based on the analysis performed, no OTTI was identified as of March 31, 2019 and no impairment loss has been recorded.

Other debt securities

As of March 31, 2019, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds result from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of OTTI, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no OTTI losses were recorded in the accompanying consolidated statements of income.

Marketable equity securities included in Equity Securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that the fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At March 31, 2018, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above.

OTTI of marketable equity securities is eliminated according to new guidance on recognition and measurement of financial assets and financial liabilities.

Equity Securities

The following table presents net realized losses on sales of equity securities, and net unrealized losses on equity securities still held at March 31, 2019.

Fiscal year ended March 31,
2019
(in millions)
Net losses recognized during the period(1)	¥(278,746)
Less:
Net losses recognized during the period on equity securities sold during the period	(3,303)

Net unrealized losses recognized during the reporting period still held at the reporting date	¥(275,443)

Note:

(1)	Included in Investment securities gains (losses)—net.

Nonmarketable Equity Securities

Nonmarketable equity securities included in Equity securities were primarily carried at cost of ¥538,251 million at March 31, 2018, because their fair values were not readily determinable.

The remaining balances were nonmarketable equity securities included in Equity securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and broker-dealers and carried at fair value of ¥28,359 million at March 31, 2018. See Note 32 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥97,586 million at March 31, 2018, the MUFG Group estimated a fair value using commonly accepted valuation techniques to determine whether the investments were impaired in each reporting period. See Note 32 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other-than-temporary.

With respect to cost-method investments of ¥440,665 million at March 31, 2018, the MUFG Group performed a test to determine whether any impairment indicators existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs an evaluation of whether the impairment is other-than-temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share of an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of cost-method investments, which had aggregated costs of ¥437,486 million at March 31, 2018, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedures described above, the MUFG Group recognized OTTI losses on the cost-method investments of ¥1,044 million and ¥1,422 million for the fiscal years ended March 31, 2017 and 2018, respectively. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Measurement Alternative of Equity Securities

The following table presents the carrying value of nonmarketable equity securities held at March 31, 2019, that were measured under the measurement alternative, and the related adjustments for these securities for the fiscal year ended March 31, 2019.

Fiscal year ended March 31,
2019
(in millions)
Measurement alternative balance at March 31, 2019	¥563,733
Measurement alternative impairment losses(1)	¥(2,292)
Measurement alternative downward changes for observable prices(1)(2)	¥—
Measurement alternative upward changes for observable prices(1)(2)(3)	¥53,077

Notes:

(1)	Included in Investment securities gains (losses)—net.
(2)	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
(3)	The MUFG Group applied measurement alternative upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.